Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Measurement [Abstract]
Fair Value Measurement

20. Fair Value Measurement

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The guidance also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure guidance provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed, and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

This guidance clarifies that, when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability is not adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

Fair value measurement and disclosure guidance requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

An asset’s or liability’s placement in the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale

Debt securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurement from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the debt securities’ terms and conditions, among other things. Equity securities classified as available for sale are reported at fair value using Level 1 inputs.

Impaired Loans

Certain impaired loans are reported on a non-recurring basis at the fair value of the underlying collateral since repayment is expected solely from the collateral. Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other Real Estate Owned

Certain assets included in other real estate owned are carried at fair value as a result of impairment and accordingly are presented as measured on a non-recurring basis. Values are estimated using Level 3 inputs, based on appraisals that consider the sales prices of property in the proximate vicinity.

Mortgage Servicing Rights

The fair value of servicing assets is based on the present value of estimated future cash flows on pools of mortgages stratified by rate and maturity date and are considered Level 3 inputs.

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2016 and December 31, 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands). There were no transfers of assets between fair value Level 1 and Level 2 during the years ended December 31, 2016 or 2015.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2016	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$35,799	$-	$35,799	$-
Obligations of state and political subdivisions	26,659	-	26,659	-
Mortgage-backed securities	85,702	-	85,702	-
Equity securities available-for-sale	2,328	2,328	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,563	-	-	2,563
Other real estate owned	358	-	-	358
Mortgage servicing rights	205	-	-	205

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2015	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$32,732	$-	$32,732	$-
Obligations of state and political subdivisions	29,535	-	29,535	-
Mortgage-backed securities	87,741	-	87,741	-
Equity securities available-for-sale	2,319	2,319	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,232	-	-	2,232
Other real estate owned	150	-	-	150
Mortgage servicing rights	205	-	-	205

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value (in thousands):

December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$2,563	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	7% - 58%	8.9%
Other real estate owned	358	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	30 - 72%	46%
Mortgage servicing rights	205	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	368%

December 31, 2015	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$2,232	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	7% - 37%	16.1%
Other real estate owned	150	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	32%	32%
Mortgage servicing rights	205	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	364%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in sales transactions on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each year end.

The information presented below should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is provided only for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful.

The following describes the estimated fair value of the Company’s financial instruments as well as the significant methods and assumptions not previously disclosed used to determine these estimated fair values.

Carrying values approximate fair value for cash and due from banks, interest-bearing demand deposits with banks, restricted stock in the Federal Home Loan Bank, loans held for sale, interest receivable, mortgage servicing rights, non-interest bearing deposits, securities sold under agreements to repurchase, short-term borrowings and interest payable. Other than cash and due from banks, which are considered Level 1 inputs, and mortgage servicing rights, which are Level 3 inputs, these instruments are Level 2 inputs.

Interest bearing time deposits with banks - The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Loans – For variable-rate loans that reprice frequently and which entail no significant changes in credit risk, carrying values approximated fair value. Substantially all commercial loans and real estate mortgages are variable rate loans. The fair value of other loans (i.e. consumer loans and fixed-rate real estate mortgages) are estimated by calculating the present value of the cash flow difference between the current rate and the market rate, for the average maturity, discounted quarterly at the market rate.

Fixed rate time deposits - The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Long-term debt and other interest bearing liabilities – The fair values are estimated using discounted cash flow analysis, based on incremental borrowing rates for similar types of arrangements.

Commitments to extend credit and letters of credit – The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit-worthiness of the counterparties. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements.

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

Financial Instruments
(in thousands)

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$9,464	$9,464	$10,385	$10,385
Interest bearing deposits with banks	95	95	73	73
Interest bearing time deposits with banks	350	350	350	350
Securities	150,488	150,488	152,327	152,327
Restricted investment in FHLB stock	3,610	3,610	3,509	3,509
Loans held for sale	-	-	1,808	1,808
Loans, net of allowance for loan losses	375,574	366,660	374,565	373,078
Mortgage servicing rights	205	205	205	205
Accrued interest receivable	1,582	1,582	1,806	1,806

Financial liabilities:
Non-interest bearing deposits	104,006	104,006	106,667	106,667
Interest bearing deposits	351,816	354,628	350,459	352,859
Securities sold under agreements to repurchase	4,496	4,496	4,996	4,996
Short-term borrowings	27,700	27,700	30,061	30,061
Long-term debt	25,000	24,963	22,500	22,482
Other interest bearing liabilities	1,545	1,549	1,471	1,476
Accrued interest payable	268	268	238	238

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2016 and December 31, 2015, in thousands. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2016	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 350	$ 350	$ -	$ 350	$ -
Loans, net of allowance for loan losses	375,574	366,660	-	-	366,660
Financial instruments - Liabilities
Interest bearing deposits	351,816	354,628	-	354,628	-
Long-term debt	25,000	24,963	-	24,963	-
Other interest bearing liabilities	1,545	1,549	-	1,549	-

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2015	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 350	$ 350	$ -	$ 350	$ -
Loans held for sale	1,808	1,808	-	1,808	-
Loans, net of allowance for loan losses	374,565	373,078	-	-	373,078
Financial instruments - Liabilities
Interest bearing deposits	350,459	352,859	-	352,859	-
Long-term debt	22,500	22,482	-	22,482	-
Other interest bearing liabilities	1,471	1,476	-	1,476	-